Subsequent Events (Details) ¥ in Millions	Mar. 06, 2026 tranche shares	Feb. 26, 2026 CNY (¥)	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Sep. 29, 2024
GeniTech Co., Ltd
Subsequent Events
Percentage of ownership interest held (as a percent)			100.00%
NIO Holding Co., Ltd.
Subsequent Events
Percentage of ownership interest held (as a percent)			100.00%	91.80%	100.00%	88.25%
Subsequent events | 2026 Share Incentive Plan | Restricted shares
Subsequent Events
Number of shares granted | shares	248,454,460
Share-Based Payment Arrangement, Grantee Status [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of vesting tranches | tranche	10
Subsequent events | GeniTech Co., Ltd
Subsequent Events
Subsidiary equity investment amount | ¥		¥ 2,257
Percentage of ownership interest held (as a percent)		62.70%
Third party ownership interest percentage in subsidiary (as a percent)		27.30%
Percentage of share incentive plan ownership interest (as a percent)		10.00%